Fees Summary	Feb. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,428,000.00
Previously Paid Amount	0.00
Total Fee Amount	197.21
Total Offset Amount	0.00
Net Fee	197.21
Narrative - Max Aggregate Offering Price	$ 1,428,000.00
Final Prospectus	true